JULY 29, 2014
Prospectus
BlackRock FundsSM  |  Service Shares
►	BlackRock Money Market Portfolio
Service: PNPXX
►	BlackRock U.S. Treasury Money Market Portfolio
Service: PNGXX
►	BlackRock Municipal Money Market Portfolio
Service: PNTXX
►	BlackRock New Jersey Municipal Money Market Portfolio
Service: CMFXX
►	BlackRock North Carolina Municipal Money Market Portfolio
Service: CNCXX
►	BlackRock Ohio Municipal Money Market Portfolio
Service: POSXX
►	BlackRock Pennsylvania Municipal Money Market Portfolio
Service: PNSXX
►	BlackRock Virginia Municipal Money Market Portfolio
Service: VASXX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About BlackRock Money Market Portfolio	3
	Key Facts About BlackRock U.S. Treasury Money Market Portfolio	7
	Key Facts About BlackRock Municipal Money Market Portfolio	11
	Key Facts About BlackRock New Jersey Municipal Money Market Portfolio	15
	Key Facts About BlackRock North Carolina Municipal Money Market Portfolio	19
	Key Facts About BlackRock Ohio Municipal Money Market Portfolio	23
	Key Facts About BlackRock Pennsylvania Municipal Money Market Portfolio	27
	Key Facts About BlackRock Virginia Municipal Money Market Portfolio	31

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	35
	Investment Risks	42

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	47
	Distribution and Shareholder Servicing Plan	47
	How to Buy, Sell and Transfer Shares	48
	Fund’s Rights	51
	Short-Term Trading Policy	52
	Master/Feeder Structure	52

Management of the Funds	Information about BlackRock
	BlackRock	54
	Conflicts of Interest	56
	Valuation of Fund Investments	56
	Dividends, Distributions and Taxes	57

Financial Highlights	Financial Performance of the Funds	59

General Information	Shareholder Documents	67
	Certain Fund Policies	67
	Statement of Additional Information	68

Glossary	Glossary of Investment Terms	69

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Money Market Portfolio
Investment Objective

The investment objective of BlackRock Money Market Portfolio (the “Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.43%
Service Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers and/or Expense Reimbursements[1]	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.72%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.72% of average daily net assets until August 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Money Market Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$74	$282	$508	$1,156

Principal Investment Strategies of the Fund

The Money Market Portfolio seeks to achieve its investment objective by investing in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.
The Fund may purchase variable and floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.
The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
Principal Risks of Investing in the Fund

The Money Market Portfolio cannot guarantee that it will achieve its investment objective.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
■	Asset-Backed Securities Risk — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
■	Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations. The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.
■	Foreign Securities Risk — Foreign securities risk is the risk that the Fund may have difficulty buying and selling on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.

■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
Performance Information

The information shows you how the Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Money Market Portfolio — Service Shares
Return Before Taxes	0.00%	0.04%	1.53%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.
Investment Manager

The Money Market Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Money Market Portfolio each day both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Money Market Portfolio’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Money Market Portfolio through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Fund Overview

Key Facts About BlackRock U.S. Treasury Money Market Portfolio
Investment Objective

The investment objective of BlackRock U.S. Treasury Money Market Portfolio (the “U.S. Treasury Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the U.S. Treasury Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.45%
Service Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.71%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.71% of average daily net assets until August 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the U.S. Treasury Money Market Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$73	$290	$524	$1,198

Principal Investment Strategies of the Fund

The U.S. Treasury Money Market Portfolio seeks to achieve its investment objective by investing 80% of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.
The Fund may invest in U.S. Treasury Floating Rate Notes (FRNs). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.
The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The Fund seeks to maintain a net asset value of $1.00 per share.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
Principal Risks of Investing in the Fund

The U.S. Treasury Money Market Portfolio cannot guarantee that it will achieve its investment objective.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how the U.S. Treasury Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
U.S. Treasury Money Market Portfolio
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock U.S. Treasury Money Market Portfolio — Service Shares
Return Before Taxes	0.01%	0.01%	1.29%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.
Investment Manager

The U.S. Treasury Money Market Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the U.S. Treasury Money Market Portfolio each day both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	No subsequent minimum.

Tax Information

The U.S. Treasury Money Market Portfolio’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the U.S. Treasury Money Market Portfolio through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Fund Overview

Key Facts About BlackRock Municipal Money Market Portfolio
Investment Objective

The investment objective of BlackRock Municipal Money Market Portfolio (the “Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Municipal Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.45%
Service Fees	0.25%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.72%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.72% of average daily net assets until August 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Municipal Money Market Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$74	$299	$543	$1,242

Principal Investment Strategies of the Fund

The Municipal Money Market Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets in short-term obligations issued by or on behalf of states, possessions and territories of the United States, their political subdivisions and their agencies (“municipal securities”) and other instruments whose interest, in the opinion of counsel to the issuer of the municipal security or other instrument, is exempt from regular Federal income tax and the Federal alternative minimum tax. The Fund intends to invest so that less than 25% of its total assets are municipal securities of issuers located in the same state. The Fund may also invest in repurchase agreements and purchase and sale contracts.
The Fund seeks to maintain a net asset value of $1.00 per share.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).

Principal Risks of Investing in the Fund

The Municipal Money Market Portfolio cannot guarantee that it will achieve its investment objective.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance Information

The information shows you how the Municipal Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Share
ANNUAL TOTAL RETURNS
Municipal Money Market Portfolio
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 0.78% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Municipal Money Market Portfolio — Service Shares
Return Before Taxes	0.00%	0.01%	0.98%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.
Investment Manager

The Municipal Money Market Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Municipal Money Market Portfolio each day both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.

Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Municipal Money Market Portfolio intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Municipal Money Market Portfolio through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Fund Overview

Key Facts About BlackRock New Jersey Municipal Money Market Portfolio
Investment Objective

The investment objective of BlackRock New Jersey Municipal Money Market Portfolio (the “New Jersey Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the New Jersey Municipal Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.45%
Service Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers and/or Expense Reimbursements[1]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.69%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.69% of average daily net assets until August 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the New Jersey Municipal Money Market Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$70	$288	$522	$1,196

Principal Investment Strategies of the Fund

The New Jersey Municipal Money Market Portfolio seeks to achieve its investment objective by investing primarily in high quality, short-term municipal securities issued by or on behalf of the State of New Jersey or its agencies, political subdivisions or instrumentalities, or other qualifying issuer, that pay interest that, in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (but may subject investors to Federal alternative minimum tax) and exempt from any applicable state or local income or other taxes, including New Jersey personal income tax (“New Jersey municipal securities”). The Fund normally invests at least 80% of its net assets in New Jersey municipal securities. In addition, the Fund normally invests at least 80% of its assets in New Jersey municipal securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the U.S. in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may also invest in repurchase agreements and purchase and sale contracts.

The Fund seeks to maintain a net asset value of $1.00 per share.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
Principal Risks of Investing in the Fund

The New Jersey Municipal Money Market Portfolio cannot guarantee that it will achieve its investment objective.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
■	Non-Diversification Risk — Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	State Specific Risk — The Fund will invest primarily in New Jersey municipal securities. As a result, the Fund is more exposed to risks affecting issuers of New Jersey municipal securities.

■	Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on New Jersey municipal securities to be subject to state or local income taxation, or the value of New Jersey municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Performance Information

The information shows you how the New Jersey Municipal Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
New Jersey Municipal Money Market Portfolio
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 0.77% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock New Jersey Municipal Money Market Portfolio — Service Shares
Return Before Taxes	0.00%	0.02%	0.99%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.
Investment Manager

The New Jersey Municipal Money Market Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the New Jersey Municipal Money Market Portfolio each day both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a

“Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	No subsequent minimum.

Tax Information

The New Jersey Municipal Money Market Portfolio intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes and for purposes of New Jersey’s personal income tax and, in certain circumstances, local personal income tax.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the New Jersey Municipal Money Market Portfolio through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Fund Overview

Key Facts About BlackRock North Carolina Municipal Money Market Portfolio
Investment Objective

The investment objective of BlackRock North Carolina Municipal Money Market Portfolio (the “North Carolina Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the North Carolina Municipal Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.45%
Service Fees	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.22%
Fee Waivers and/or Expense Reimbursements[1]	(0.62)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expenses Reimbursements[1]	0.60%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% of average daily net assets until August 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the North Carolina Municipal Money Market Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$61	$326	$611	$1,422

Principal Investment Strategies of the Fund

The North Carolina Municipal Money Market Portfolio seeks to achieve its investment objective by investing primarily in high quality, short-term municipal securities issued by or on behalf of the State of North Carolina or its agencies, political subdivisions or instrumentalities, or other qualifying issuer, that pay interest that, in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (but may subject investors to Federal alternative minimum tax) and exempt from any applicable state or local income or other taxes (“North Carolina municipal securities”). The Fund normally invests at least 80% of its net assets in North Carolina municipal securities. The Fund may also invest in repurchase agreements and purchase and sale contracts.
The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
Principal Risks of Investing in the Fund

The North Carolina Municipal Money Market Portfolio cannot guarantee that it will achieve its investment objective.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
■	Non-Diversification Risk — Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	State Specific Risk — The Fund will invest primarily in North Carolina municipal securities. As a result, the Fund is more exposed to risks affecting issuers of North Carolina municipal securities.
■	Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on North Carolina municipal securities to be subject to state or local income taxation, or the value of North Carolina municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Performance Information

The information shows you how the North Carolina Municipal Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
North Carolina Municipal Money Market Portfolio
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 0.79% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock North Carolina Municipal Money Market Portfolio — Service Shares
Return Before Taxes	0.00%	0.01%	1.02%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.
Investment Manager

The North Carolina Municipal Money Market Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the North Carolina Municipal Money Market Portfolio each day both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the

Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	No subsequent minimum.

Tax Information

The North Carolina Municipal Money Market Portfolio intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes and for purposes of North Carolina’s personal income tax and, in certain circumstances, local personal income tax.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the North Carolina Municipal Money Market Portfolio through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Fund Overview

Key Facts About BlackRock Ohio Municipal Money Market Portfolio
Investment Objective

The investment objective of BlackRock Ohio Municipal Money Market Portfolio (the “Ohio Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Ohio Municipal Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.45%
Service Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1]	(0.37)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.69%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.69% of average daily net assets until August 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Ohio Municipal Money Market Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$70	$300	$549	$1,261

Principal Investment Strategies of the Fund

The Ohio Municipal Money Market Portfolio seeks to achieve its investment objective by investing primarily in high quality, short-term municipal securities issued by or on behalf of the State of Ohio or its agencies, political subdivisions or instrumentalities, or other qualifying issuers, that pay interest that, in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (but may subject investors to Federal alternative minimum tax) and exempt from Ohio personal income tax (“Ohio municipal securities”). The Fund normally invests at least 80% of its net assets in Ohio municipal securities. The Fund may also invest in repurchase agreements and purchase and sale contracts.
The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
Principal Risks of Investing in the Fund

The Ohio Municipal Money Market Portfolio cannot guarantee that it will achieve its investment objective.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
■	Non-Diversification Risk — Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	State Specific Risk — The Fund will invest primarily in Ohio municipal securities. As a result, the Fund is more exposed to risks affecting issuers of Ohio municipal securities.
■	Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on Ohio municipal securities to be subject to state or local income taxation, or the value of Ohio municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Performance Information

The information shows you how the Ohio Municipal Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
Ohio Municipal Money Market Portfolio
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 0.80% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Ohio Municipal Money Market Portfolio — Service Shares
Return Before Taxes	0.00%	0.04%	1.06%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.
Investment Manager

The Ohio Municipal Money Market Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Ohio Municipal Money Market Portfolio each day both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the

Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Ohio Municipal Money Market Portfolio intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes and for purposes of Ohio’s personal income tax and, in certain circumstances, local personal income tax.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Ohio Municipal Money Market Portfolio through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Fund Overview

Key Facts About BlackRock Pennsylvania Municipal Money Market Portfolio
Investment Objective

The investment objective of BlackRock Pennsylvania Municipal Money Market Portfolio (the “Pennsylvania Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Pennsylvania Municipal Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.45%
Service Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.99%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.72%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.72% of average daily net assets until August 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Pennsylvania Municipal Money Market Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$74	$288	$521	$1,188

Principal Investment Strategies of the Fund

The Pennsylvania Municipal Money Market Portfolio seeks to achieve its investment objective by investing primarily in high quality, short-term municipal securities issued by or on behalf of the Commonwealth of Pennsylvania or its agencies, political subdivisions or instrumentalities, or other qualifying issuers, that pay interest that, in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (but may subject investors to Federal alternative minimum tax) and exempt from Pennsylvania personal income tax (“Pennsylvania municipal securities”). The Fund normally invests at least 80% of its net assets in Pennsylvania municipal securities. The Fund may also invest in repurchase agreements and purchase and sale contracts.
The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
Principal Risks of Investing in the Fund

The Pennsylvania Municipal Money Market Portfolio cannot guarantee that it will achieve its investment objective.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
■	Non-Diversification Risk — Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	State Specific Risk — The Fund will invest primarily in Pennsylvania municipal securities. As a result, the Fund is more exposed to risks affecting issuers of Pennsylvania municipal securities.
■	Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on Pennsylvania municipal securities to be subject to state or local income taxation, or the value of Pennsylvania municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Performance Information

The information shows you how the Pennsylvania Municipal Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
Pennsylvania Municipal Money Market Portfolio
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 0.78% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Pennsylvania Municipal Money Market Portfolio — Service Shares
Return Before Taxes	0.00%	0.00%	0.97%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.
Investment Manager

The Pennsylvania Municipal Money Market Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Pennsylvania Municipal Money Market Portfolio each day both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the

Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Pennsylvania Municipal Money Market Portfolio intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes and for purposes of Pennsylvania’s personal income tax and, in certain circumstances, local personal income tax.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Pennsylvania Municipal Money Market Portfolio through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Fund Overview

Key Facts About BlackRock Virginia Municipal Money Market Portfolio
Investment Objective

The investment objective of BlackRock Virginia Municipal Money Market Portfolio (the “Virginia Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Virginia Municipal Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares[1]
Management Fee	0.45%
Service Fees	0.25%
Other Expenses[1]	0.63%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers and/or Expense Reimbursements[2]	(0.73)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.60%

[1]	Other Expenses are based on estimated amounts for the current fiscal year. There were no Service Shares outstanding at the end of the most recent fiscal year.
[2]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.60% of average daily net assets until August 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Virginia Municipal Money Market Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$61	$349	$659	$1,538

Principal Investment Strategies of the Fund

The Virginia Municipal Money Market Portfolio seeks to achieve its investment objective by investing primarily in high quality, short-term municipal securities issued by or on behalf of the Commonwealth of Virginia or its agencies, political subdivisions or instrumentalities, or other qualifying issuers, that pay interest that, in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (but may subject investors to Federal alternative minimum tax) and exempt from taxation by the Commonwealth of Virginia (“Virginia municipal securities”). The Fund normally invests at least 80% of its net assets in Virginia municipal securities. The Fund may also invest in repurchase agreements and purchase and sale contracts.
The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
Principal Risks of Investing in the Fund

The Virginia Municipal Money Market Portfolio cannot guarantee that it will achieve its investment objective.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
■	Non-Diversification Risk — Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	State Specific Risk — The Fund will invest primarily in Virginia municipal securities. As a result, the Fund is more exposed to risks affecting issuers of Virginia municipal securities.
■	Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on Virginia municipal securities to be subject to state or local income taxation, or the value of Virginia municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Performance Information

The information shows you how the Virginia Municipal Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. For the periods October 8, 2003 through May 12, 2005, June 28, 2005 through April 23, 2006, May 3, 2006 through June 1, 2006, and March 12, 2012 through June 30, 2014, there were no Service Shares outstanding. For the periods during which Service Shares were not outstanding, the performance of the Service Shares is based on the return of Institutional Shares, adjusted to reflect the expenses of Service Shares. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
Virginia Municipal Money Market Portfolio
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 0.80% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013). The year-to-date return as of June 30, 2014 was 0.00%. Because there were no Service Shares outstanding during the year-to-date ended June 30, 2014, the year-to-date return as of June 30, 2014 is based on the return of Institutional Shares, adjusted to reflect the expenses of Service Shares.
As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Virginia Municipal Money Market Portfolio — Service Shares
Return Before Taxes	0.00%	0.01%	1.00%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.
Investment Manager

The Virginia Municipal Money Market Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Virginia Municipal Money Market Portfolio each day both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Virginia Municipal Money Market Portfolio intends to make distributions, most of which will be excludable from gross income for Federal income tax purposes and for purposes of Virginia’s personal income tax and, in certain circumstances, local personal income tax.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Virginia Municipal Money Market Portfolio through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information and shareholder features of the BlackRock Money Market Portfolio (the “Money Market Portfolio”), BlackRock U.S. Treasury Money Market Portfolio (the “U.S. Treasury Money Market Portfolio”), BlackRock Municipal Money Market Portfolio (the “Municipal Money Market Portfolio”), BlackRock New Jersey Municipal Money Market Portfolio (the “New Jersey Municipal Money Market Portfolio”), BlackRock North Carolina Municipal Money Market Portfolio (the “North Carolina Municipal Money Market Portfolio”), BlackRock Ohio Municipal Money Market Portfolio (the “Ohio Municipal Money Market Portfolio”), BlackRock Pennsylvania Municipal Money Market Portfolio (the “Pennsylvania Municipal Money Market Portfolio”) and BlackRock Virginia Municipal Money Market Portfolio (the “Virginia Municipal Money Market Portfolio”) (each, a “Fund,” and collectively, the “Funds”), each a series of BlackRock FundsSM (the “Trust”), and your rights as a shareholder. The New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio and the Virginia Municipal Money Market Portfolio may be referred to herein collectively as the “State Municipal Money Market Portfolios.”
How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
■	Each Fund seeks to maintain a net asset value of $1.00 per share.
■	Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 69.
■	Pursuant to Rule 2a-7 each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.
■	No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Neither the Money Market Portfolio nor the U.S. Treasury Money Market Portfolio will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 69.
■	Each of the Money Market Portfolio, the U.S. Treasury Money Market Portfolio and the Municipal Money Market Portfolio is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than ½ of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.
■	Pursuant to Rule 2a-7, with respect to 75% of its total assets, each of the State Municipal Money Market Portfolios will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than ½ of 1% of the Fund’s total assets.
Money Market Portfolio
Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.
Should the Trust’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
The Fund invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations. Specifically, the Fund may invest in:
■	U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks)
■	High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor’s Ratings Services, P-2 (Prime-2) or higher by Moody’s Investors Service, Inc. or F2 or higher by Fitch Ratings, Inc., as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies
■	Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above
■	Asset-backed securities (including interests in “pools” of assets such as mortgages, installment purchase obligations and credit card receivables)
■	Securities issued or guaranteed by the U.S. Government or by its agencies or authorities
■	Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities
■	Repurchase agreements relating to the above instruments
The Fund may purchase variable and floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.
U.S. Treasury Money Market Portfolio
Investment Objective
The investment objective of the U.S. Treasury Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.
Should the Trust’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.
The Fund may invest up to 20% of its net assets in (i) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”)), and (ii) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including debt securities guaranteed by the FDIC).
The Fund may invest in U.S. Treasury Floating Rate Notes (FRNs). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Municipal Money Market Portfolio
Investment Objective
The investment objective of the Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.
Should the Trust’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
The Fund invests primarily in municipal securities. Specifically, the Fund may invest in:
■	Fixed and variable rate notes and similar debt instruments rated MIG 2, VMIG 2 or P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., SP-2 or A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Tax-exempt commercial paper and similar debt instruments rated P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Municipal bonds rated A or higher by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch Ratings, Inc.
■	Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above
The Fund normally invests at least 80% of its net assets in municipal securities and other instruments whose interest is exempt from regular Federal income tax and the Federal alternative minimum tax.
The Fund may, from time to time, invest up to 25% of its assets in securities whose issuers are located in a single state. The Fund may invest up to 20% of its assets in securities which are subject to regular Federal income tax or the Federal alternative minimum tax. Interest income from the Fund’s investments may be subject to the Federal alternative minimum tax.
The Fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects, such as municipal securities related to water or sewer systems.
The Fund may not, without shareholder approval, change its policy of investing under normal circumstances at least 80% of its net assets in municipal securities and other instruments whose interest is exempt from regular Federal income tax and the Federal alternative minimum tax.
New Jersey Municipal Money Market Portfolio
Investment Objective
The investment objective of the New Jersey Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.
Should the Trust’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
The Fund invests primarily in New Jersey municipal securities. Specifically, the Fund may invest in:
■	Fixed and variable rate notes and similar debt instruments rated MIG 2, VMIG 2 or P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., SP-2 or A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.

■	Tax-exempt commercial paper and similar debt instruments rated P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Municipal bonds rated A or higher by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch Ratings, Inc.
■	Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above
The Fund normally invests at least 80% of its net assets in municipal securities and other instruments whose interest, in the opinion of counsel to the issuer of the municipal security or other instrument, is exempt from regular Federal income tax and New Jersey state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers, the income from which Fund management believes, based on an opinion of counsel to the issuer of such security, is exempt from regular Federal income tax and/or New Jersey state income tax, and securities which are subject to regular Federal income tax and New Jersey state income tax. Interest income from the Fund’s investments may be subject to the Federal alternative minimum tax.
In addition, the Fund normally invests at least 80% of its assets in New Jersey municipal securities and other obligations which, in bond counsel’s opinion, are statutorily free from state and local taxation under the laws of New Jersey or the U.S. in order to qualify as a “qualified investment fund” under New Jersey law. The Fund may invest in municipal securities of issuers located outside of New Jersey, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and New Jersey state income tax.
The Fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects, such as municipal securities related to water or sewer systems.
The Fund may not, without shareholder approval, change its policy of investing under normal circumstances at least 80% of its assets in municipal securities and other instruments whose interest is exempt from regular Federal income tax and New Jersey state income tax.
North Carolina Municipal Money Market Portfolio
Investment Objective
The investment objective of the North Carolina Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.
Should the Trust’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
In pursuit of its investment objective, the Fund invests primarily in North Carolina municipal securities. Specifically, the Fund may invest in:
■	Fixed and variable rate notes and similar debt instruments rated MIG 2, VMIG 2 or P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., SP-2 or A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Tax-exempt commercial paper and similar debt instruments rated P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Municipal bonds rated A or higher by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch Ratings, Inc.
■	Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above
The Fund normally invests at least 80% of its net assets in municipal securities and other instruments whose interest, in the opinion of counsel to the issuer of the municipal security or other instrument, is exempt from regular Federal income tax and North Carolina state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers, the income from which Fund management believes, based on an opinion of counsel to the issuer of such security, is exempt from regular Federal income tax and/or North Carolina state income tax, and securities which are subject to regular Federal income tax and North Carolina state income tax. Interest income from the Fund’s investments may be subject to the Federal alternative minimum tax. The Fund may invest in municipal securities of issuers located outside of North Carolina, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and North Carolina state income tax.
The Fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects, such as municipal securities related to water or sewer systems.
The Fund may not, without shareholder approval, change its policy of investing under normal circumstances at least 80% of its assets in municipal securities and other instruments whose interest is exempt from regular Federal income tax and North Carolina state income tax.
Ohio Municipal Money Market Portfolio
Investment Objective
The investment objective of the Ohio Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.
Should the Trust’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
In pursuit of its investment objective, the Fund invests primarily in Ohio municipal securities. Specifically, the Fund may invest in:
■	Fixed and variable rate notes and similar debt instruments rated MIG 2, VMIG 2 or P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., SP-2 or A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Tax-exempt commercial paper and similar debt instruments rated P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Municipal bonds rated A or higher by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch Ratings, Inc.
■	Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above
The Fund normally invests at least 80% of its net assets in municipal securities and other instruments whose interest, in the opinion of counsel to the issuer of the municipal security or other instrument, is exempt from regular Federal income tax and Ohio state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers, the income from which Fund management believes, based on an opinion of counsel to the issuer of such security, is exempt from regular Federal income tax and/or Ohio state income tax, and securities which are subject to regular Federal income tax and Ohio state income tax. Interest income from the Fund’s investments may be subject to the Federal alternative minimum tax. The Fund may invest in municipal securities of issuers located outside of Ohio, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Ohio state income tax.
The Fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects, such as municipal securities related to water or sewer systems.
The Fund may not, without shareholder approval, change its policy of investing under normal circumstances at least 80% of its assets in municipal securities and other instruments whose interest is exempt from regular Federal income tax and Ohio state income tax.
Pennsylvania Municipal Money Market Portfolio
Investment Objective
The investment objective of the Pennsylvania Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.
Should the Trust’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

Principal Investment Strategies
In pursuit of its investment objective, the Fund invests primarily in Pennsylvania municipal securities. Specifically, the Fund may invest in:
■	Fixed and variable rate notes and similar debt instruments rated MIG 2, VMIG 2 or P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., SP-2 or A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Tax-exempt commercial paper and similar debt instruments rated P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Municipal bonds rated A or higher by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch Ratings, Inc.
■	Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above
The Fund normally invests at least 80% of its net assets in municipal securities and other instruments whose interest, in the opinion of counsel to the issuer of the municipal security or other instrument, is exempt from regular Federal income tax and Pennsylvania personal income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers, the income from which Fund management believes, based on an opinion of counsel to the issuer of such security, is exempt from regular Federal income tax and/or Pennsylvania personal income tax, and securities which are subject to regular Federal income tax and Pennsylvania personal income tax. Interest income from the Fund’s investments may be subject to the Federal alternative minimum tax. The Fund may invest in municipal securities of issuers located outside of Pennsylvania, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Pennsylvania personal income tax.
The Fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects, such as municipal securities related to water or sewer systems.
The Fund may not, without shareholder approval, change its policy of investing under normal circumstances at least 80% of its assets in municipal securities and other instruments whose interest is exempt from regular Federal income tax and Pennsylvania personal income tax.
Virginia Municipal Money Market Portfolio
Investment Objective
The investment objective of the Virginia Municipal Money Market Portfolio is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.
Should the Trust’s Board of Trustees determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
In pursuit of its investment objective, the Fund invests primarily in Virginia municipal securities. Specifically, the Fund may invest in:
■	Fixed and variable rate notes and similar debt instruments rated MIG 2, VMIG 2 or P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., SP-2 or A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Tax-exempt commercial paper and similar debt instruments rated P-2 (Prime-2) or higher by Moody’s Investors Service, Inc., A-2 or higher by Standard & Poor’s Ratings Services or F2 or higher by Fitch Ratings, Inc.
■	Municipal bonds rated A or higher by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch Ratings, Inc.
■	Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above
The Fund normally invests at least 80% of its net assets in municipal securities and other instruments whose interest, in the opinion of counsel to the issuer of the municipal security or other instrument, is exempt from regular Federal income tax and Virginia state income tax. Up to 20% of the Fund’s assets can be invested in securities of non-municipal issuers, the income from which Fund management believes, based on an opinion of counsel to the issuer of such security, is exempt from regular Federal income tax and/or Virginia state income tax, and securities which are subject to regular Federal income tax and Virginia state income tax. Interest income from the Fund’s investments may be subject to the Federal alternative minimum tax. The Fund may invest in municipal securities of issuers located outside of Virginia, the interest from which, in bond counsel’s opinion, is exempt from regular Federal income tax and Virginia state income tax.
The Fund may invest 25% or more of its assets in municipal securities whose interest is paid solely from revenues of similar projects, such as municipal securities related to water or sewer systems.
The Fund may not, without shareholder approval, change its policy of investing under normal circumstances at least 80% of its assets in municipal securities and other instruments whose interest is exempt from regular Federal income tax and Virginia state income tax.
Other Strategies Applicable to All Funds
In addition to the principal strategies discussed above, each Fund, as applicable, may also invest or engage in the following investments/strategies:
■	Investment Company Securities — Each Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.
■	Uninvested Cash Reserves — Each Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.
■	Variable and Floating Rate Instruments (U.S. Treasury Money Market Portfolio, Municipal Money Market Portfolio and State Municipal Money Market Portfolios) — Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.
Other Strategies Applicable to Money Market Portfolio
In addition to the strategies discussed above, the Money Market Portfolio may also invest or engage in the following investments/strategies:
■	U.S. Treasury Floating Rate Notes — The Fund may invest in U.S. Treasury Floating Rate Notes (FRNs). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder
Other Strategies Applicable to the Municipal Money Market Portfolio and the State Municipal Money Market Portfolios
In addition to the strategies discussed above, the Municipal Money Market Portfolio and the State Municipal Money Market Portfolios may invest or engage in the following investments/strategies:
■	Bonds — The Municipal Money Market Portfolio may invest up to 20% of its assets, and each State Municipal Money Market Portfolio may invest without limit, in bonds, the interest on which may be subject to the Federal alternative minimum tax. Interest on these bonds that is received by taxpayers subject to the Federal alternative minimum tax is taxable.
■	Temporary Defensive Strategies — It is possible that in extreme market conditions, the Municipal Money Market Portfolio or a State Municipal Money Market Portfolio may each invest more than 20% of its assets in securities that are not municipal securities (and therefore subject to regular Federal income tax and the applicable state income tax) and may hold an unlimited amount of uninvested cash reserves. If market conditions improve, these strategies could result in reducing the potential gain from a market upswing, thus reducing a Fund’s opportunity to achieve its investment goal. In certain states, a Fund that invests more of its assets in securities that are not municipal securities issued by issuers in that state will not be able to pay dividends exempt from the state’s personal income tax.

Investment Risks

This section contains a discussion of the general risks of investing in the Funds. The “Investment Objectives and Policies” section in the Statement of Additional Information (the “SAI”) also includes more information about the Funds, their investments and the related risks. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.
Principal Risks of Investing in the Funds
■	Asset-Backed Securities Risk (Money Market Portfolio) — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.
The Fund’s investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn.
Asset-backed securities entail further risks, including the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Extension Risk (Money Market Portfolio) — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
■	Financial Services Industry Risk (Money Market Portfolio) — When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.
The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.
■	Foreign Securities Risk (Money Market Portfolio) — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
■	Income Risk — The Fund’s yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Concentration Risk (Municipal Money Market Portfolio and State Municipal Money Market Portfolios) — From time to time, the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
■	Municipal Securities Risks (Municipal Money Market Portfolio and State Municipal Money Market Portfolios) — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from Federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
■	Non-Diversification Risk (State Municipal Money Market Portfolios) — Because each State Municipal Money Market Portfolio may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Prepayment Risk (Money Market Portfolio) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	State Specific Risk (State Municipal Money Market Portfolios) — Each State Municipal Money Market Portfolio will invest primarily in municipal securities issued by or on behalf of its designated state. As a result each State Municipal Money Market Portfolio is more exposed to risks affecting issuers of its designated state’s municipal securities than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each state. Please see Appendix 1 to the SAI, “Special Considerations for State Municipal Money Market Portfolios,” for more information.
New Jersey — Economic conditions in New Jersey are continuing to improve. This improvement has been manifested in the expansion of consumer and capital spending, and has resulted in increased employment. Aggregate household wealth has reached new highs, largely reflecting the recovery of the stock market, but home values have also begun to increase noticeably. With the improvement in household incomes and finances, many consumers have been able to borrow more, and aggregate debt has started to increase. In the current domestic U.S. economic environment, there is the potential for spending growth to further improve, leading to declines in unemployment and further gains in employment, income and wealth. According to information released by the New Jersey Department of Labor and Workforce Development on March 17, 2014, payroll employment in 2013 averaged 1.2% higher than in 2012. The 2013 increase in payroll employment in the State was six-tenths of a percentage point lower than the national increase in payroll employment. The State’s increase ranked thirty-first among the fifty states. Standard & Poor’s Ratings Services, a division of The McGraw Hill Companies, Inc., rates the State of New Jersey’s general obligation bonds A+. Moody’s Investors Service, Inc. and Fitch Ratings, Inc. rate the State of New Jersey’s general obligation bonds A1 and A+, respectively.
North Carolina — North Carolina derives a significant portion of its revenue from taxes, including personal and corporate income taxes, sales and use taxes, franchise and insurance taxes, and alcoholic beverage taxes. The State is recovering from a period of high unemployment and modest job growth in the wake of the national recession. North Carolina experienced a significant decline in revenues in fiscal year 2009, including the reduction of taxable wages due to North Carolina’s unemployment rate, the loss of taxable corporate and retail sales income, and the sharp decline in real estate sales, but rebounded in fiscal years 2010 and 2011. The fund balance of the General Fund, the State’s chief operating fund, declined to negative $777.573 million at June 30, 2009 (as restated), but improved to $594.653 million at June 30, 2010 (as restated) and further improved to $1.184 billion at June 30, 2011. The fund balance declined at June 30, 2012 to $1.022 billion due to the expiration of temporary taxes and significant growth in Medicaid expenditures, but increased by 22.02% to $1.28 billion at June 30, 2013, due, in part, to higher than expected growth in individual income taxes.
Ohio — The Ohio Municipal Money Market Portfolio is more exposed to risks affecting issuers of Ohio municipal bonds than is a municipal bond fund that invests more widely. Ohio’s economy, along with the national economy in general, is experiencing a slow recovery from the economic downturn. Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. currently rate the State of Ohio’s general obligation bonds Aa1, AA+ and AA+, respectively.
Pennsylvania — The Pennsylvania Municipal Money Market Portfolio is more exposed to risks affecting issuers of Pennsylvania municipal securities than is a municipal bond fund that invests more widely. Although the Pennsylvania economy has diversified into other industries, it has historically been identified as a heavy industry state. As in many other industrially developed states, economic activity may be more cyclical than in some other states or in the nation as a whole. Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, federal revenue sharing laws or laws with respect to tax-exempt financing. Pennsylvania ended its most recent fiscal year (ended June 30, 2014) with a revenue shortfall in excess of $500 million (1.7%) and a significant budget deficit.

Moody’s Investors Service, Inc. recently announced that it has downgraded Pennsylvania’s outstanding general obligation bonds to Aa3 from Aa2 (the second downgrade in two years). Based on published reports, this means that Pennsylvania is ranked among the six worst states in Moody’s Investors Service, Inc. ratings for the 47 states with general obligation debt.
According to Moody’s Investors Service, Inc., the downgrade reflects the Commonwealth’s growing structural imbalance, exacerbated by the fiscal 2015 enacted budget that depends on non-recurring resources; a weak GAAP balance position that will further deteriorate based on the budget’s one-time measures; and the expectation that large and growing pension liabilities coupled with modest economic growth will limit Pennsylvania’s ability to regain structural balance in the near term. Fitch Ratings, Inc. downgraded Pennsylvania last year, and Standard & Poor’s Ratings Services has warned it could downgrade Pennsylvania if it didn’t see significant strides to address deficits and pension liabilities.
Virginia — While the economic trends which have generally created pressure on state and local budgets across the nation also affected localities within the Commonwealth of Virginia (the “Commonwealth”), during 2013, an average of 5.0% of the Commonwealth’s population was unemployed, compared to the national average of 6.7%. In 2013, the Commonwealth had per capita income of $48,377 compared to the national average of $43,735 and ranked tenth among the states in per capita income. Fitch Ratings, Inc., Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services have assigned the ratings of AAA, Aaa and AAA, respectively, to the long-term general obligation bonds of the Commonwealth.
■	Taxability Risk (Municipal Money Market Portfolio and State Municipal Money Market Portfolios) — Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
■	Treasury Obligations Risk (U.S. Treasury Money Market Portfolio and Municipal Money Market Portfolio) — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk (Money Market Portfolio and U.S. Treasury Money Market Portfolio) — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
■	Variable and Floating Rate Instrument Risk (Money Market Portfolio and U.S. Treasury Money Market Portfolio Principal Risk; Municipal Money Market Portfolio and State Municipal Money Market Portfolios Other Risk) — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Funds
Each Fund (unless otherwise noted) may also be subject to certain other risks associated with its investments and investment strategies, including:
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Insurance Risk (Municipal Money Market Portfolio and State Municipal Money Market Portfolios) — Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. However, insurance does not protect against losses caused by declines in a municipal security’s value. The Fund cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
■	Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
■	Legal Opinion Risk (Municipal Money Market Portfolio and State Municipal Money Market Portfolios) — The Fund will rely on legal opinions of counsel to issuers of municipal securities as to the tax-exempt status of investments and will not do its own analysis. The status of a municipal security as tax-exempt may be affected by events that occur after the municipal security is issued.
■	Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.
■	Variable Rate Demand Obligations and Municipal or Tax-Exempt Derivatives Risk (Municipal Money Market Portfolio and State Municipal Money Market Portfolios) — Investments in variable rate demand obligations or short-term municipal or tax-exempt derivatives involve credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Service Shares in this prospectus for the Money
Market Portfolio, U.S. Treasury Money Market Portfolio, Municipal Money Market Portfolio,
New Jersey Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio,
Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio and Virginia
Municipal Money Market Portfolio), allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) can help you determine which share class is best suited to your personal financial goals.
Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of the Service Share class of each of the Funds.
Service Share Class at a Glance
Service Shares
Availability	Limited to certain investors, including: Financial Intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by Financial Intermediaries or in the name of nominees of Financial Intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a Financial Intermediary through procedures established by such Financial Intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the Financial Intermediaries. A customer’s ownership of shares will be recorded by the Financial Intermediary and reflected in the account statements provided by such Financial Intermediaries to their customers. Investors wishing to purchase Service Shares should contact their Financial Intermediaries.
Minimum Investment	$5,000. However, Financial Intermediaries may set a higher minimum for their customers.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Service and Distribution Fees?	No Distribution Fee. 0.25% Annual Service Fee.
Redemption Fees?	No.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability.

Distribution and Shareholder Servicing Plan

The Trust has adopted a plan (the “Plan”) under Rule 12b-1 of the Investment Company Act with respect to the Service Shares that allows each Fund to pay distribution and service fees for the sale of its shares and shareholder servicing fees for certain services provided to its shareholders. The Funds do not make distribution payments under the Plan with respect to Service Shares.

Plan Payments
Under the Plan, the Trust pays shareholder servicing fees (also referred to as shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of each Fund. All Service Shares pay this shareholder servicing fee.
In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:
■	Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;
■	Assisting customers in choosing and changing dividend options, account designations and addresses; and
■	Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.
Other Payments by the Funds
In addition to, rather than in lieu of, fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees that a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and their shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares through your Financial Intermediary. You may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, each Fund may waive certain requirements regarding the purchase, sale or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with The PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.
How to Buy Shares
	Your Choices	Important Information for You to Know
Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Service Share Class at a Glance” table of this prospectus.
Have your Financial Intermediary submit your purchase order	The Funds’ investments are valued based on the amortized cost method described in the SAI.
Purchase orders received by the Transfer Agent before 12:30 p.m. (Eastern time) on each day both the New York Stock Exchange (the “Exchange”) and the Federal Reserve Bank of Philadelphia are open (each, a “business day”) will be priced based on the next net asset value calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m., but before 4:00 p.m. on each day both the Exchange and the Federal Reserve Bank of Philadelphia are open will be priced based on the next net asset value calculated on that day, but shareholders will not receive dividends for that day.
Net asset value is calculated separately for each class of shares of each Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each business day. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.
Purchase orders placed after 4:00 p.m. (Eastern time) will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Financial Intermediaries may charge a processing fee to confirm a purchase.
A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in each Fund’s “Fees and Expenses” table.
Add to Your Investment	Purchase additional shares	There is no minimum amount for additional investments.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary.
Or contact BlackRock (for accounts held directly with BlackRock)	Purchase by Telephone: Call the Fund at (800) 537-4942 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.
Purchase by Internet: You may purchase your shares and view activity in your account by logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on the Internet using the Automated Clearing House Network (“ACH”) will have a trade date that is the day after the purchase is made. Certain institutional clients’ purchase orders of Service Shares placed by wire prior to the close of business on the Exchange will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information, call BlackRock at (800) 537-4942.
Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

	Your Choices	Important Information for You to Know
Add to Your Investment (continued)	Or contact BlackRock (for accounts held directly with BlackRock) (continued)	Each Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.
	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call BlackRock at (800) 537-4942, or contact your Financial Intermediary (if your account is not held directly with BlackRock).
How to Pay for Shares	Making payment for purchases	Payment for Service Shares must normally be made in Federal funds or other immediately available funds by your Financial Intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective Fund. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.

How to Sell Shares
Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	You can make redemption requests through your Financial Intermediary in accordance with the procedures applicable to your accounts. These procedures may vary according to the type of account and the Financial Intermediary involved and customers should consult their Financial Intermediary in this regard. Financial Intermediaries are responsible for transmitting redemption orders and crediting their customers’
accounts with redemption proceeds on a timely basis.
Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their Financial Intermediaries. Financial Intermediaries may place redemption orders by telephoning (800) 537-4942.The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the Exchange (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Financial intermediaries may charge a fee to process a redemption of shares. Shareholders should indicate which class of shares they are redeeming.
The Fund may reject an order to sell shares under certain circumstances.
Selling shares held directly with BlackRock	Methods of Redeeming
Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.

Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions will be sent via wire to the bank account of record.
Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds, P.O. Box 9819, Providence, RI 02940-8019, or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01588. Under certain circumstances, a medallion signature guarantee will be required.
Payment of Redemption Proceeds by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 12:30 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Funds’ custodian is also open for business. Payment for redemption orders received between 12:30 p.m. (Eastern time) and 4:00 p.m. (Eastern time) or on a day when the Funds’ custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Funds’ custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.
Shares can be redeemed by Federal wire transfer to a single previously designated bank account. No charge for wiring redemption payments with respect to Service Shares is imposed by the Fund, although Financial Intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Financial Intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
***

If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Transfer your Account
Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary	You may transfer your shares of the Fund only to another securities dealer that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call (800) 537-4942 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.
Transfer to a non-participating Financial Intermediary	You must either:
• Transfer your shares to an account with the Fund; or
• Sell your shares, paying any applicable deferred sales charge.
If your account is held directly with BlackRock, you may call (800) 537-4942 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Fund’s Rights

Each Fund may:

■	Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board, including a majority of the trustees who are not “interested persons” of the Funds as defined in the Investment Company Act, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may, in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payments of redemption proceeds in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may take one of two actions if the balance in the Fund falls below the Fund Minimum.
First, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Fund makes an involuntary redemption or to the Fund Minimum in order not to be assessed an annual low balance fee of $20, as set forth below. This involuntary redemption may not apply to accounts of certain employer-sponsored retirement plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.
Second, the Fund charges an annual $20 low balance fee on all fund accounts that have a balance below the Fund Minimum for any reason, including market fluctuation. The low balance fee will be assessed on Fund accounts in all BlackRock funds, regardless of the Fund’s minimum investment amount. The fee will be deducted from the fund account only once per calendar year. You will be notified that the value of your account is less than the Fund Minimum before the fee is imposed. You will then have a 90 calendar day period to make an additional investment to bring the value of your account to the Fund Minimum before the Fund imposes the low balance fee. This low balance fee does not apply to accounts of certain employer-sponsored retirement plans, selected fee-based programs, or accounts established under the Uniform Gifts or Transfers to Minors Acts.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by each Fund’s shareholders and has determined that due to (i) the Fund’s policy of seeking to maintain the Fund’s net asset value per share at $1.00 each day, (ii) the nature of the Fund’s portfolio holdings, and (iii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Funds by shareholders would result in a negative impact to the Funds or their shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Funds. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
Master/Feeder Structure

Each Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open-end investment company (a “master fund”) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage its assets directly.
A master fund may accept investments from other feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.
Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.

Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages each Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $4.594 trillion in investment company and other portfolio assets under management as of June 30, 2014.
BlackRock serves as manager to each Fund pursuant to a management agreement (the “Management Agreement”), which provides that BlackRock is entitled to fees computed daily on a Fund-by-Fund basis and payable monthly. With respect to each Fund, the maximum annual management fee rate that can be paid to BlackRock (as a percentage of average daily net assets) is calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.450%
$1 billion – $2 billion	0.400%
$2 billion – $3 billion	0.375%
Greater than $3 billion	0.350%

BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of a Fund’s business, if any) of Service Shares of certain Funds at the levels shown below and in the respective Fund’s fees and expenses table in the “Fund Overview” section. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if these operating expenses exceed a certain limit.
Contractual Caps[1] on Total Annual Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Money Market Portfolio — Service Shares	0.72%
U.S. Treasury Money Market Portfolio — Service Shares	0.71%
Municipal Money Market Portfolio — Service Shares	0.72%
New Jersey Municipal Money Market Portfolio — Service Shares	0.69%
North Carolina Municipal Money Market Portfolio — Service Shares	0.60%
Ohio Municipal Money Market Portfolio — Service Shares	0.69%

Contractual Caps[1] on Total Annual Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Pennsylvania Municipal Money Market Portfolio — Service Shares	0.72%
Virginia Municipal Money Market Portfolio — Service Shares	0.60%

[1]	The contractual caps are in effect until August 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As a percentage of average daily net assets.
BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable a Fund to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue these voluntary waivers at any time without notice.
With respect to the contractual agreement, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BlackRock, are less than the expense limit for that share class, the share class is required to repay BlackRock up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that (i) the Fund of which the share class is a part has more than $50 million in assets and (ii) BlackRock or an affiliate serves as the Fund’s manager or administrator.
For the fiscal year ended March 31, 2014, each Fund paid BlackRock aggregate management fees, net of any applicable waivers, as a percentage of the Fund’s average daily net assets as follows:
Management Fee Rate Paid to BlackRock (net of any applicable waivers)
Money Market Portfolio	0.15%
U.S. Treasury Money Market Portfolio	0.00%
Municipal Money Market Portfolio	0.03%
New Jersey Municipal Money Market Portfolio	0.01%
North Carolina Municipal Money Market Portfolio	0.00%
Ohio Municipal Money Market Portfolio	0.01%
Pennsylvania Municipal Money Market Portfolio	0.02%
Virginia Municipal Money Market Portfolio	0.00%

A discussion of the basis for the Board’s approval of the Management Agreement with respect to the Funds is included in the Funds’ semi-annual shareholder report for the fiscal period ended September 30, 2013.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.
Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which a Fund directly and indirectly invests. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that a Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may someday provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.
The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million and has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. When you buy Investor or Institutional Shares you pay the NAV per share. Although each Fund described in this prospectus seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.
The Funds’ investments are valued based on the amortized cost method described in the SAI.
Each Fund’s Transfer Agent will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the Transfer Agent with your check. Please call (800) 537-4942 for a purchase application. Purchase orders received by the Transfer Agent before 12:30 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. (Eastern time) but before 4:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.
NAV is calculated separately for each class of shares of each Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each business day. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. Each Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
Distributions of net investment income derived by a Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct the Transfer Agent in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Municipal Money Market Portfolio and the State Municipal Money Market Portfolios intend to make distributions, most of which will be excludable from gross income for Federal income tax purposes and, for the State Municipal Money Market Portfolios, for purposes of the designated state’s personal income tax and, in certain instances, local personal income tax. Where applicable, each State Municipal Money Market Portfolio also intends that the value of its shares will be exempt from state and/or local intangible personal property tax in the designated state, although it cannot guarantee that this will always be the case.
The Municipal Money Market Portfolio and the State Municipal Money Market Portfolios will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). To the extent that the dividends distributed by one of such Funds are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. To the extent dividends distributed by a State Municipal Money Market Portfolio are from bond interest income that is excludable from income for state income tax purposes in the designated state, they are exempt from personal income tax (and in certain circumstances, local personal income tax) of the designated state. To the extent applicable, the value of a State Municipal Money Market Portfolio’s shares should be exempt from state and/or local intangible personal property taxes in the designated state. If you hold shares in the Municipal Money Market Portfolio, or in a State Municipal Money Market Portfolio investing in a designated state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax.
There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.
You will pay tax on ordinary income dividends derived from taxable interest and on capital gain distributions from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent that a Fund’s distributions are derived from income on short-term debt securities and from short-term capital gains, such distributions will not be eligible for taxation at the reduced rate. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investment) of U.S. individuals with income exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates. However, this tax will not apply to certain amounts that are already excludable from gross income, such as interest on tax-exempt bonds.

By law, your taxable dividends will be subject to a 28% withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.
Non-U.S. investors may be subject to U.S. withholding and/or state tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of a Fund.
Generally, within 60 days after the end of a Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. Although, under now expired provisions, certain distributions reported by a Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder were eligible for an exemption from U.S. withholding tax, there can be no assurance that such provisions will be reenacted.
A 30% withholding tax will be imposed on U.S.-source dividends, interest and other income items paid after June 30, 2014, and proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.
This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It also refers to certain state tax consequences of investing in the Municipal Money Market Portfolio and the State Municipal Money Market Portfolios. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

Financial Highlights

The Financial Highlights tables are intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the indicated Fund’s Annual Report, which is available upon request.
Money Market Portfolio
	Service
	Year Ended March 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0003
Dividends and distributions from:[2]
Net investment income	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0003)
Net realized gain	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.03%
Ratios to Average Net Assets
Total expenses	0.96%	0.94%	0.94%	0.96%	0.98%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%	0.30%	0.27%	0.37%	0.52%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.02%
Supplemental Data
Net assets, end of year (000)	$444,820	$380,303	$332,427	$391,617	$365,358

[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

Financial Highlights (continued)

U.S. Treasury Money Market Portfolio
	Service
	Year Ended March 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001
Dividends and distributions from:[2]
Net investment income	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0001)
Net realized gain	(0.0001)	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]
Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.01%
Ratios to Average Net Assets
Total expenses	1.00%	0.97%	0.95%	0.95%	0.95%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.15%	0.09%	0.20%	0.22%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Supplemental Data
Net assets, end of year (000)	$138,672	$170,806	$ 99,022	$118,827	$149,629

[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

Financial Highlights (continued)

Municipal Money Market Portfolio
	Service
	Year Ended March 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002
Dividends and distributions from net investment income[2]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0002)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to Average Net Assets
Total expenses	1.04%	1.03%	1.06%	1.06%	1.02%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%	0.22%	0.20%	0.42%	0.51%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.02%
Supplemental Data
Net assets, end of year (000)	$ 94,897	$111,132	$ 56,951	$ 34,991	$ 50,013

[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

Financial Highlights (continued)

New Jersey Municipal Money Market Portfolio
	Service
	Year Ended March 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005
Net realized gain	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0005
Dividends and distributions from:[2]
Net investment income	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0005)
Net realized gain	—	—	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0005)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.05%
Ratios to Average Net Assets
Total expenses	1.00%	1.00%	1.05%	1.02%	1.04%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.25%	0.28%	0.42%	0.59%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.05%
Supplemental Data
Net assets, end of year (000)	$ 13,348	$ 16,025	$ 12,895	$ 15,935	$ 19,373

[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

Financial Highlights (continued)

North Carolina Municipal Money Market Portfolio
	Service
	Year Ended March 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Dividends and distributions from net investment income[2]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0003)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.03%
Ratios to Average Net Assets
Total expenses	1.22%	1.10%	1.15%	1.21%	0.98%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	0.20%	0.19%	0.30%	0.41%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.06%
Supplemental Data
Net assets, end of year (000)	$ 145	$ 30	$ 65	$ 138	$ 165

[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

Financial Highlights (continued)

Ohio Municipal Money Market Portfolio
	Service
	Year Ended March 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0009
Dividends and distributions from:[2]
Net investment income	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0009)
Net realized gain	—	—	—	(0.0000) [3]	(0.0000) [3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0009)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.09%
Ratios to Average Net Assets
Total expenses	1.06%	1.04%	1.04%	0.97%	1.02%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	0.20%	0.19%	0.40%	0.62%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.10%
Supplemental Data
Net assets, end of year (000)	$ 9,221	$ 9,428	$ 4,623	$ 4,156	$ 4,591

[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

Financial Highlights (continued)

Pennsylvania Municipal Money Market Portfolio
	Service
	Year Ended March 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—	—	0.0000 [1]	—	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000
Dividends and distributions from:[2]
Net investment income	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]
Net realized gain	—	—	(0.0000) [3]	—	(0.0000) [3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.00%
Ratios to Average Net Assets
Total expenses	0.99%	0.98%	0.96%	0.90%	0.91%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.19%	0.21%	0.31%	0.46%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Supplemental Data
Net assets, end of year (000)	$ 15,395	$ 17,315	$ 16,333	$ 30,649	$ 27,166

[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.

Financial Highlights (concluded)

Virginia Municipal Money Market Portfolio
Because no Service Shares of Virginia Municipal Money Market Portfolio were outstanding for the fiscal years ended as of March 31, 2012, March 31, 2013 and March 31, 2014, financial information for the fiscal years ended March 31, 2012, March 31, 2013 and March 31, 2014 is not provided.
	Service
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Period April 24, 2006[4] to September 30, 2006[5]
	2011	2010		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000	0.0001	0.0031	0.0201	0.0307	0.0104
Dividends from net investment income	(0.0000)	(0.0001)	(0.0031)	(0.0201)	(0.0307)	(0.0104)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Based on net asset value	0.00%	0.02%	0.31% [2]	2.02%	3.11%	1.05% [2]
Ratios to Average Net Assets
Total expenses	1.09%	1.00%	0.98% [3]	0.89%	0.91%	1.09% [3]
Total expenses after fees waived, reimbursed and paid indirectly	0.29%	0.48%	0.53% [3]	0.58%	0.58%	0.58% [3]
Net investment income	0.00%	0.01%	0.38% [3]	2.39%	3.14%	3.11% [3]
Supplemental Data
Net assets, end of period (000)	$ 1	$ 33	$ 675	$ 234	$ 1,488	$ —[5,6]

[1]	Where applicable, assumes the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.
[4]	Reissuance of shares.
[5]	There were no Service Shares outstanding during the period May 3, 2006 to June 1, 2006.
[6]	Net assets end of period are less than $500.

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.
Delivery of Shareholder Documents
Each Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your Fund at (800) 537-4942.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism, or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Funds, including how they invest, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about a Fund, please see the SAI.
Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day.
Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in a Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).
Management Fee — a fee paid to BlackRock for managing a Fund.
Other Expenses — include administration, transfer agency, custody, professional and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

For More Information

Funds and Service Providers

THE FUNDS
BlackRock FundsSM
    BlackRock Money Market Portfolio
    BlackRock U.S. Treasury Money Market Portfolio
    BlackRock Municipal Money Market Portfolio
    BlackRock New Jersey Municipal Money
    Market Portfolio
    BlackRock North Carolina Municipal Money
    Market Portfolio
    BlackRock Ohio Municipal Money Market Portfolio
    BlackRock Pennsylvania Municipal Money
    Market Portfolio
    BlackRock Virginia Municipal Money Market Portfolio
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 537-4942
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, New York 10286
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about each Fund’s investments. The annual report describes a Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated July 29, 2014, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call:    (800) 537-4942.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 537-4942. You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 537-4942.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock FundsSM
P.O. Box 9819
Providence, Rhode Island 02940
Overnight Mail
BlackRock FundsSM
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Funds, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
BLACKROCK FUNDSSM
INVESTMENT COMPANY ACT FILE # 811-05742
PRO-MM-SVC-0714

PROSPECTUS
BLACKROCK MONEY MARKET PORTFOLIO
Ticker Symbol: PNPXX
JULY 29, 2014
BlackRock Money Market Portfolio is a portfolio of BlackRock FundsSM managed by BlackRock Advisors, LLC and available to Westcore Investors for investment and exchanges.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Securities and Exchange Commission has not approved or disapproved of the Fund’s shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUPPLEMENTAL INSTRUCTIONS FOR WESTCORE INVESTORS
The following supplemental instructions are provided for Westcore investors who wish to purchase or exchange shares of the Money Market Portfolio described in the attached prospectus through an account at Westcore Funds. Westcore investors owning shares in the Money Market Portfolio have full exchange privileges with the Westcore Funds as well as the additional convenience of checkwriting. With your money market account, you may, for example, write checks on or automatically add to your balance as well as exchange all or a portion of your balance into one or more of the Westcore Funds.

PURCHASES, REDEMPTIONS & EXCHANGES
Minimum Initial and Subsequent Purchases:
There is a $1,000 minimum initial investment if investors choose an automatic monthly investment option. Otherwise, the minimum initial investment is $2,500* ($1,000 for participants in Retirement, Education Savings and UGMA/UTMA Accounts). The minimum subsequent and automatic monthly investment for all accounts is $25.**
*	Existing accounts and automatic investment plans established before October 1, 2000 are entitled to reduced investment minimums. $1,000 for existing regular accounts and $250 for existing retirement or UGMA/UTMA accounts.
**	The Westcore Automatic Investment Plan does not assure a profit and does not protect against a loss in a declining market.
Regular Transactions:
Purchases and redemptions by mail should be sent to Westcore Funds as follows:
Via Regular Mail:	Via Express/Overnight Mail:
Westcore Funds	Westcore Funds
P.O. Box 44323	1290 Broadway, Suite 1100
Denver, CO 80201	Denver, CO 80203
Please make checks payable to Westcore Funds. Purchases by check will be processed at the net asset value determination next occurring after your order is received and accepted by Westcore. Please note that cash, credit card checks, travelers checks, money orders, instant loan checks, third party checks, checks drawn on foreign banks or checks with inconsistencies between the name on the bank account and fund account registration will not be accepted for purchases. Westcore reserves the right to reject any purchase order or any redemption by check that appears suspicious or fraudulent or is not otherwise in good order. Signature guarantees may be required for certain transactions.
Customer Identification Program:
Federal regulations require the Fund to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security Number, Employer Identification Number (EIN) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld. To the extent permitted by applicable law, Westcore Funds reserves the right to place limits on transactions in your account until your identity is verified.
(Continued on inside back cover)

Fund Overview	Key facts and details about the Fund listed in this prospectus, including investment objective, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Investment Objective	2
	Fees and Expenses of the Fund	2
	Principal Investment Strategies of the Fund	2
	Principal Risks of Investing in the Fund	3
	Performance Information	5
	Investment Manager	6
	Purchase and Sale of Fund Shares	6
	Tax Information	6
	Payments to Broker/Dealers and Other Financial Intermediaries	6

Details About the Fund	Information about how the Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How the Fund Invests	7
	Investment Risks	8

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	11
	Distribution and Shareholder Servicing Plan	11
	How to Buy and Sell Shares	12
	Fund’s Rights	15
	Short-Term Trading Policy	15
	Master/Feeder Structure	16

Management of the Fund	Information about BlackRock
	BlackRock	17
	Conflicts of Interest	18
	Valuation of Fund Investments	19
	Dividends, Distributions and Taxes	19

Financial Highlights	Financial Performance of the Fund	21

General Information	Shareholder Documents	22
	Certain Fund Policies	22
	Statement of Additional Information	23

Glossary	Glossary of Investment Terms	24

For More Information	Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Investment Objective

The investment objective of BlackRock Money Market Portfolio (the “Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee	0.43%
Service Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers and/or Expense Reimbursements[1]	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.72%

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 17, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Service Shares Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.72% of average daily net assets until August 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Money Market Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$74	$282	$508	$1,156

Principal Investment Strategies of the Fund

The Money Market Portfolio seeks to achieve its investment objective by investing in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.
The Fund may purchase variable and floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.
The Fund seeks to maintain a net asset value of $1.00 per share.
The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
2

Principal Risks of Investing in the Fund

The Money Market Portfolio cannot guarantee that it will achieve its investment objective.
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
■	Asset-Backed Securities Risk — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
■	Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations. The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.
■	Foreign Securities Risk — Foreign securities risk is the risk that the Fund may have difficulty buying and selling on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
3

■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
4

Performance Information

The information shows you how the Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
Money Market Portfolio
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Money Market Portfolio — Service Shares
Return Before Taxes	0.00%	0.04%	1.53%

To obtain the Fund’s current 7-day yield, call (800) 537-4942.
5

Investment Manager

The Money Market Portfolio’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. To purchase or sell shares you should contact your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases.
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
6

Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Money Market Portfolio (the “Fund”), a series of BlackRock FundsSM (the “Trust”), and your rights as a shareholder.
How the Fund Invests

The Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
■	The Fund seeks to maintain a net asset value of $1.00 per share.
■	The Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 23.
■	Pursuant to Rule 2a-7, the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.
■	The Fund will not acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 23.
■	The Fund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than ½ of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of the Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.
Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.
Should the Trust’s Board of Trustees (the “Board”) determine that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.
Principal Investment Strategies
The Fund invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations. Specifically, the Fund may invest in:
■	U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks)
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■	High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard & Poor’s Ratings Services, P-2 (Prime-2) or higher by Moody’s Investors Service, Inc. or F2 or higher by Fitch Ratings, Inc., as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies
■	Unrated notes, paper and other instruments that are determined by Fund management to be of comparable quality to the instruments described above
■	Asset-backed securities (including interests in “pools” of assets such as mortgages, installment purchase obligations and credit card receivables)
■	Securities issued or guaranteed by the U.S. Government or by its agencies or authorities
■	Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities
■	Repurchase agreements relating to the above instruments
The Fund may purchase variable and floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.
Other Strategies
In addition to the principal strategies discussed above, the Fund may also invest or engage in the following investments/strategies:
■	Investment Company Securities — The Fund may invest in securities issued by other open-end or closed-end investment companies as permitted by the Investment Company Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with the Fund’s investment objective and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax.
■	Uninvested Cash Reserves — The Fund may hold up to 20% of its assets in uninvested cash reserves. Uninvested cash reserves will not earn income.
■	U.S. Treasury Floating Rate Notes — The Fund may invest in U.S. Treasury Floating Rate Notes (FRNs). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.
Investment Risks

This section contains a discussion of the general risks of investing in the Fund. The “Investment Objectives and Policies” section in the Statement of Additional Information (the “SAI”) also includes more information about the Fund, its investments and the related risks. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Principal Risks of Investing in the Fund
■	Asset-Backed Securities Risk — Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.
The Fund’s investments in asset-backed securities are subject to additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn.
Asset-backed securities entail further risks, including the risk that, in certain states, it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s
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creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
■	Financial Services Industry Risk — When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.
The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.
■	Foreign Securities Risk — The Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for the Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
■	Income Risk — The Fund’s yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	U.S. Government Obligations Risk — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain
9

agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
Other Risks of Investing in the Fund
The Fund may also be subject to certain other risks associated with its investments and investment strategies, including:
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
■	Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.
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Account Information

How to Choose the Share Class that Best Suits Your Needs

The Fund currently offers multiple share classes (Service Shares offered through Westcore in this prospectus), allowing you to invest in the way that best suits your needs. Each share class represents the same ownership interest in the portfolio investments of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your Westcore representative can help you determine which share class is best suited to your personal financial goals.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of the Service Share class of the Fund.
Service Share Class at a Glance
Service Shares
Availability	Limited to certain investors, including: financial intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by financial intermediaries or in the name of nominees of financial intermediaries on behalf of their customers. Service Shares are normally purchased through a customer’s account at a financial intermediary through procedures established by such financial intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the financial intermediaries. A customer’s ownership of shares will be recorded by the financial intermediary and reflected in the account statements provided by such financial intermediaries to their customers. Investors wishing to purchase Service Shares should contact their financial intermediaries.
Minimum Investment	$5,000. However, financial intermediaries may set a higher minimum for their customers.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Service and Distribution Fees?	No Distribution Fee. 0.25% Annual Service Fee.
Redemption Fees?	No.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability.

Distribution and Shareholder Servicing Plan

The Trust has adopted a plan (the “Plan”) under Rule 12b-1 of the Investment Company Act with respect to the Service Shares that allows the Fund to pay distribution fees for the sale of its shares and shareholder servicing fees for certain services provided to its shareholders. The Fund does not make distribution payments under the Plan with respect to Service Shares.
Plan Payments
Under the Plan, the Trust pays shareholder servicing fees (also referred to as shareholder liaison services fees) to a financial professional or a selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) for providing support services to their customers who own Service Shares. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of the Fund. All Service Shares pay this shareholder servicing fee.
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In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:
■	Responding to customer questions on the services performed by the Financial Intermediary and investments in Service Shares;
■	Assisting customers in choosing and changing dividend options, account designations and addresses; and
■	Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares. Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.
Other Payments by the Fund
In addition to, rather than in lieu of, fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees that a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and its shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact Westcore for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy and Sell Shares

The chart on the following pages summarizes how to buy and sell shares through Westcore. Because the selection of a mutual fund involves many considerations, Westcore may help you with this decision.
The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase or sale of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with The PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.
How to Buy Shares
	Your Choices	Important Information for You to Know
Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Service Share Class at a Glance” table of this prospectus.
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	Your Choices	Important Information for You to Know
Initial Purchase (continued)	Have your Financial Intermediary submit your purchase order	A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million and has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. Although the Fund seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so. The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day certain Financial Intermediaries, however, may require submission of orders prior to that time.
The Fund’s investments are valued based on the amortized cost method described in the SAI.
Service Shares are sold at the net asset value per share determined after an order is received by the Transfer Agent. You may place a purchase order for the Fund by telephoning the Fund at (800) 392- CORE (2673) before 12:30 p.m. (Eastern time) on a day both the Exchange and the Federal Reserve Bank of Philadelphia are open (each, a “business day”). If your order is received before 12:30 p.m. (Eastern time) on a day both the Exchange and the Federal Reserve Bank of Philadelphia are open, it will be executed at 12:30 p.m. (Eastern time). If payment for an order is not received by 4:00 p.m. (Eastern time), the order will be cancelled. You will be informed if this should happen. No orders will be accepted after 12:30 p.m. (Eastern time).
NAV is calculated separately for each class of shares of the Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each day both the Exchange and the Federal Reserve Bank of Philadelphia are open. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.
Add to Your Investment	Purchase additional shares	There is no minimum amount for additional investments.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact Westcore Investor Service at (800) 392-CORE (2673).
	Acquire additional shares by reinvesting dividends and capital gains	All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call Westcore Investor Service at (800) 392-CORE (2673).
How to Pay for Shares	Making payment for purchases	Payment for Service Shares must normally be made in Federal funds or other immediately available funds by your Financial Intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.

How to Sell Shares
	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order	Customers of institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the institutions. These procedures will vary according to the type of account and the institution involved and customers should consult their account managers in this regard. Institutions are responsible for transmitting redemption orders and crediting their customers’ accounts with
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Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Have your Financial Intermediary submit your sales order (continued)	redemption proceeds on a timely basis.
Institutions may place redemption orders by telephoning Westcore Investor Service at (800) 392-CORE (2673). Shares are redeemed at the net asset value (“NAV”) per share next determined after receipt of the redemption order. Westcore Investor Service and/or the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.
Payment for redeemed shares for which a redemption order is received before 12:30 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming institution on the same business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received between 12:30 p.m. (Eastern time) and 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business.
The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for wiring redemption payments is imposed by the Fund, although institutions may charge their customer accounts for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their institutions.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to Westcore Funds, P.O. Box 44323 Denver, CO 80201. The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to Westcore Funds, P.O. Box 44323, Denver, CO 80201.
The Fund or Westcore may refuse a telephone redemption request if it believes it is advisable to do so.

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Fund’s Rights

The Fund may:
■	Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act, determines that the deviation between the Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may, where the Board has determined to liquidate irrevocably, suspend redemptions and payments of redemption proceeds in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may take one of two actions if the balance in the Fund falls below the Fund Minimum.
First, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Fund makes an involuntary redemption or to the Fund Minimum in order not to be assessed an annual low balance fee of $20, as set forth below. This involuntary redemption may not apply to accounts of certain employer-sponsored retirement plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.
Second, the Fund charges an annual $20 low balance fee on all fund accounts that have a balance below the Fund Minimum for any reason, including market fluctuation. The low balance fee will be assessed on Fund accounts in all BlackRock funds, regardless of the Fund’s minimum investment amount. The fee will be deducted from the fund account only once per calendar year. You will be notified that the value of your account is less than the Fund Minimum before the fee is imposed. You will then have a 90 calendar day period to make an additional investment to bring the value of your account to the Fund Minimum before the Fund imposes the low balance fee. This low balance fee does not apply to accounts of certain employer-sponsored retirement plans, selected fee-based programs, or accounts established under the Uniform Gifts or Transfers to Minors Acts.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by the Fund’s shareholders and has determined that due to (i) the Fund’s policy of seeking to maintain the Fund’s net asset value per share at $1.00 each day, (ii) the nature of the Fund’s portfolio holdings, and (iii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or its shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.
15

Master/Feeder Structure

The Fund may in the future determine to become a “feeder” fund that invests all of its assets in another open-end investment company (a “master fund”) that has the same investment objective and strategies as the Fund. This structure is sometimes called a “master/feeder” structure. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. In a master/feeder structure, all investments will be made at the master level and the Fund’s investment results will correspond directly to the investment results of the underlying master in which it invests. A feeder fund may withdraw from its master fund at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage its assets directly.
A master fund may accept investments from other feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.
Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a fund that is a feeder fund over the operations of its master fund.
16

Management of the Fund

BlackRock

BlackRock is the manager to the Fund and manages the Fund’s investments and its business operations subject to the oversight of the Trust’s Board. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $4.594 trillion in investment company and other portfolio assets under management as of June 30, 2014.
BlackRock serves as manager to the Fund pursuant to a management agreement (the “Management Agreement”), which provides that BlackRock is entitled to fees computed daily and payable monthly. The maximum annual management fee rate that the Fund can pay to BlackRock (as a percentage of average daily net assets) is calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.450%
$1 billion – $2 billion	0.400%
$2 billion – $3 billion	0.375%
Greater than $3 billion	0.350%

BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, if any) of Service Shares of the Fund at the levels shown below and in the Fund’s fees and expenses table in the “Fund Overview” section. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees and/or expenses if these operating expenses exceed a certain limit.
Contractual Cap[1] on Total Annual Operating Expenses[2] (excluding Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Money Market Portfolio — Service Shares	0.72%

[1]	The contractual cap is in effect until August 1, 2015. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As a percentage of average daily net assets.
BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.
With respect to the contractual agreement, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BlackRock, are less than the expense limit for that share class, the share class is required to repay BlackRock up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal
17

year, provided that (i) the Fund of which the share class is a part has more than $50 million in assets and (ii) BlackRock or an affiliate serves as the Fund’s manager or administrator.
For the fiscal year ended March 31, 2014, the Fund paid BlackRock aggregate management fees, net of any applicable waivers, equal to 0.15% of the Fund’s average daily net assets.
A discussion of the basis for the approval of the Management Agreement with respect to the Fund is included in the Fund’s semi-annual shareholder report for the fiscal period ended September 30, 2013.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Fund. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate having positions that are adverse to those of the Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate provides or may someday provide research coverage. An Affiliate may have
18

business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund’s portfolio investment transactions.
The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million and has 5 million shares outstanding, the NAV per share is $1.00. When you buy Investor or Institutional Shares you pay the NAV per share. Although the Fund seeks to maintain an NAV of $1.00 per share, there is no guarantee it will be able to do so.
The Fund’s investments are valued based on the amortized cost method described in the SAI.
Fund’s Transfer Agent will probably receive your order from your registered representative, who takes your order. However, you can also fill out a purchase application and mail it to the Transfer Agent with your check. Please call (800) 537-4942 for a purchase application. Purchase orders received by the Transfer Agent before 12:30 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, and shareholders will receive dividends for that day. Purchase orders received after 12:30 p.m. (Eastern time) but before 4:00 p.m. (Eastern time) on each business day will be priced based on the next NAV calculated on that day, but shareholders will not receive dividends for that day.
NAV is calculated separately for each class of shares of the Fund as of the close of business on the Exchange, generally 4:00 p.m. (Eastern time), each business day. Shares will not be priced on days the Exchange or the Federal Reserve Bank of Philadelphia are closed. The Fund may elect, in its discretion if it is determined to be in shareholders’ best interest, to be open on days when the Exchange is closed due to an emergency.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.
Distributions of net investment income derived by the Fund, if any, are declared daily and paid at least monthly and net realized capital gains, if any, will be distributed at least annually. Dividends will be reinvested automatically in the form of additional shares of the same class of the Fund at net asset value without a sales charge unless you instruct the Transfer Agent in writing to pay them in cash. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption.
You will pay tax on ordinary income dividends derived from taxable interest and on capital gain distributions from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent that the Fund’s distributions are derived from income on debt securities and from short-term capital gains, such distributions will generally not be eligible for taxation at the reduced rate.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investment) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates.
19

By law, your taxable dividends will be subject to a 28% withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.
Non-U.S. investors may be subject to U.S. withholding and/or state tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of the Fund.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. Although, under now expired provisions, certain distributions reported by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder were eligible for an exemption from U.S. withholding tax, there can be no assurance that such provisions will be reenacted.
A 30% withholding tax will be imposed on U.S.-source dividends, interest and other income items paid after June 30, 2014, and proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the Internal Revenue Service that state that they will provide the Internal Revenue Service information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the Internal Revenue Service certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.
This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
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Financial Highlights

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.
Money Market Portfolio
	Service
	Year Ended March 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0003
Dividends and distributions from:[2]
Net investment income	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0003)
Net realized gain	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]
Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.00%	0.03%
Ratios to Average Net Assets
Total expenses	0.96%	0.94%	0.94%	0.96%	0.98%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%	0.30%	0.27%	0.37%	0.52%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.02%
Supplemental Data
Net assets, end of year (000)	$444,820	$380,303	$332,427	$391,617	$365,358

[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
21

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact at Westcore Investor Services (800) 392-CORE (2673).
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or
22

other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Fund, including how it invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.
23

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies in which the Fund invests a portion of its assets.
Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day.
Dollar-Weighted Average Life — the dollar-weighted average maturity of the Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — the average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Interest Expense — the cost of borrowing money to buy additional securities, primarily through reverse repurchase agreements (under which the Fund sells securities and agrees to buy them back at a particular date and price).
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include administration, transfer agency, custody, professional and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
24

For More Information

Fund and Service Providers

THE FUND
BlackRock FundsSM
    BlackRock Money Market Portfolio
Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019
Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 537-4942
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, Pennsylvania 19103
ACCOUNTING SERVICES PROVIDER
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, New York 10286
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated July 29, 2014, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call:    (800) 537-4942.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 537-4942.
World Wide Web
General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock FundsSM
PO Box 9819
Providence, RI 02940-8019
Overnight Mail
BlackRock FundsSM
4400 Computer Drive
Westborough, Massachusetts 01588
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
BLACKROCK FUNDSSM
INVESTMENT COMPANY ACT FILE # 811-05742
PRO-MM-WC-0714

SUPPLEMENTAL INSTRUCTIONS FOR WESTCORE INVESTORS
PURCHASES, REDEMPTIONS & EXCHANGES (Continued from inside cover)
Wire, Telephone, and Exchange Procedures:
Wire purchases, telephone redemptions and exchanges will be processed at the net asset value determination next occurring after your order is received and accepted by Westcore. An order will not be accepted unless payment is received by Westcore in acceptable form and in sufficient time to reasonably allow for entry of the order before such determination. Purchases by wire may be accepted only for existing accounts. Investors redeeming by wire may be charged a wire fee by their financial institution. Wire redemption proceeds are generally transmitted by Westcore to Westcore investors on the next business day following the date of redemption. Exchanges into a Westcore fund will be processed at Westcore’s net asset value determination next occurring after the net asset value determination time when your money market fund account is processed. Exchanges into your money market fund account will be processed at the Money Market Portfolio’s net asset value determination next occurring after your Westcore account is processed. Please call 800.392.CORE (2673) for additional information and instructions regarding wire purchase, telephone redemption, and exchange procedures.
Automated Transactions:
You may place transactions or access your account automatically through the Westcore Trans@ction Center located at www.westcore.com or through the Westcore Automated Service Line at 800.392.CORE (2673).
Annual Small Balance Account Maintenance Fee: Westcore Funds may deduct an annual maintenance fee of $12 from accounts serviced directly by Westcore Funds with a value less than $750. It is expected that accounts will be valued for the purpose of calculating this maintenance fee on the first Friday of December each year. The fee is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from accounts with an automatic investment plan or from accounts of shareholders who have a total of $10,000 or more invested directly with Westcore in multiple accounts (multiple accounts must have the same Social Security number to qualify).
Shareholder Reports:
Westcore Funds will deliver a single copy of the Money Market Portfolio’s financial reports and prospectuses to multiple investors with the same mailing address. Shareholders who desire individual copies of such reports or prospectuses should call 800.392.CORE (2673) or write to us at Westcore Funds, P.O. Box 44323, Denver, CO 80201.
Westcore Investor Service Representative:
For additional information on these or other options, please call a Westcore Investor Service Representative toll free at 800.392.CORE (2673), or visit the Westcore website at www.westcore.com.
This material must be accompanied or preceded by a prospectus. Please read it carefully before investing or sending money.

FOR MORE INFORMATION ABOUT WESTCORE FUNDS, PLEASE CONTACT:
Westcore Funds | 1290 Broadway, Suite 1100 | Denver, Colorado 80203
Individual Investors: 800.392.CORE | Financial Advisors: 800.734.WEST | www.westcore.com
The BlackRock Money Market Portfolio is distributed by BlackRock Investments, LLC and is not affiliated with ALPS Distributors, Inc.
Westcore Funds are distributed by ALPS Distributors, Inc.

WC140    WES002424     07312015